Share-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation

17. Share-Based Compensation

During the six months ended June 30, 2014, the Company granted performance shares of 482,228 that contained a market-based performance condition in addition to a service component. These performance shares vest at the end of the performance period, or December 31, 2016, and the shares ultimately awarded will be based upon the performance percentage, which can range from 0% to 200% of the target performance award grant. The performance shares ultimately awarded upon vesting are based on the percentile rank of the Company’s TSR relative to the distribution of TSRs of peer group companies. TSR is measured based on a comparison of the average closing price for the twenty trading days immediately prior to March 24, 2014, or the first day of the performance period, and the average closing price for the last twenty trading days of the performance period. TSR will include the effect of dividends paid during the performance period. The weighted-average fair value of these performance shares at their grant date was $34.75 and was estimated on the date of grant using a Monte Carlo simulation model that included valuation inputs for expected volatility of 47%, risk free interest rate of 0.83% and no dividend yield. Also during the period, the Company granted 202,464 RSUs that vest over three years based upon a service condition. The weighted-average grant date fair value of $28.14 for these awards was based on the average of the high and the low market prices of the Company’s stock on the date of grant.

During the three months ended June 30 2014, the Company granted 67,507 options that cliff vest in three years based upon a service condition and have a ten year contractual term. The fair value of the stock options of $10.05 was based on the estimate of fair value on the date of grant using the Black-Scholes option pricing model and related assumptions. Also during this period, the Company issued 30,898 shares of fully vested common stock to its non-employee directors. The fair value of the common stock of $29.45 was based on the average of the high and low market prices on the date of issuance. The Company’s share-based compensation expense has been reflected in salaries and benefits expense in the consolidated statements of comprehensive income (loss).

21.	Share-Based Compensation

The Company established the 2011 Omnibus Incentive Plan, or the 2011 Plan, which permits the grant of stock options, restricted stock, and RSUs to the Company’s officers, directors, employees, and consultants through May 10, 2021. A total of 6,550,000 shares were authorized to be granted under the 2011 Plan at December 31, 2012, some of which were previously granted under incentive plans that were in effect prior to the 2011 Plan. In May 2013, the 2011 Plan was amended to increase the authorized shares by 2,265,000 shares, resulting in a total of 8,815,000 shares of common stock available for issuance under the 2011 plan as amended.

The 2011 Plan is administered by the Compensation Committee, which is comprised of two or more independent members of the Board of Directors. Under the 2011 Plan, no participant may receive options, restricted stock, or other awards that exceed 2,000,000 shares in any calendar year. Each contractual term of an option granted is fixed by the Compensation Committee, but, except in limited circumstances, the term cannot exceed ten years from the grant date. Restricted stock awards have a vesting period as defined by the award agreement.

As of December 31, 2013, there were 4,075,200 shares underlying the 2011 Plan that are authorized, but not yet granted. The Company issues new shares of stock upon the exercise of stock options and the vesting of restricted stock and RSUs. Stock options, restricted stock, and RSUs generally vest over a three to four year period and are based on service.

Stock Options

The following table summarizes the activity for stock options granted by the Company:

	Shares	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in $000s)
Outstanding at January 1, 2011	561,423	$14.57	8.38	$2,588
Granted	735,886	17.61
Exercised	(14,136)	12.69		$100
Forfeited or expired	(57)	10.14

Outstanding at December 31, 2011	1,283,116	16.34	8.51	$6,042
Granted	800,820	20.56
Exercised	(87,598)	14.13		$1,410
Forfeited or expired	(40,539)	28.33

Outstanding at December 31, 2012	1,955,799	17.92	7.02	$49,458
Granted	1,050,904	33.79
Exercised	(166,711)	17.39		$3,561
Forfeited or expired	(113,439)	31.33

Outstanding at December 31, 2013	2,726,553	$23.51	7.22	$32,785

Exercisable at December 31, 2013	949,998	$17.02	6.29	$17,790

The grant-date fair values of stock options granted to employees and directors of the Company during the years ended December 31, 2013, 2012 and 2011 were $15.8 million, $7.1 million and $6.0 million, respectively. The weighted-average grant-date fair values of stock options granted during the years ended December 31, 2013, 2012 and 2011 were $15.05, $8.87 and $8.09, respectively. The total amount of cash received by the Company from the exercise of stock options was $2.9 million, $1.2 million and $0.2 million for the years ended December 31, 2013, 2012 and 2011, respectively. The total fair values of options that vested during the years ended December 31, 2013, 2012 and 2011 were $4.3 million, $2.3 million and $0.5 million, respectively.

Method and Assumptions Used to Estimate Fair Values of Options

The fair value of each stock option award was estimated at the grant date using the Black-Scholes option-pricing model. The weighted-average assumptions the Company used to value these awards are shown below.

	For the Years Ended December 31,
	2013	2012	2011
Risk-free interest rate	0.75%	0.73%	1.91%
Dividend yield	0.00%	0.05%	0.22%
Expected life (years)	5.00	4.50	5.00
Volatility	51.45%	52.66%	52.28%
Forfeiture rate	3.14%	1.40%	0.00%

The risk-free interest rate is based on the U.S. Treasury yield in effect at the grant date with a term equal to the expected life of the option. The expected life of the options represents the period of time the options are expected to be outstanding. The dividend yield is based on the Company’s estimated annual dividend payout at the grant date. Volatility is based on the Company’s historical data and that of a peer group of companies due to the lack of stock-price history. The forfeiture rate is based on historical termination experience.

Non-Vested Share Activity

The Company’s non-vested share-based awards consist of RSUs. The grant-date fair values of share-based awards granted during the years ended December 31, 2013, 2012 and 2011 was $1.3 million, $2.3 million and $17.6 million, respectively.

The following table summarizes the activity for non-vested awards granted by the Company:

	Shares	Weighted-Average Grant-Date Fair Value Per Share	Weighted-Average Contractual Term (in years)	Aggregate Intrinsic Value (in 000s)
Outstanding at January 1, 2011	1,102,396	$9.87	7.86	$19,777
Granted	708,000	$24.93
Vested and settled	(43,436)			$900

Outstanding at December 31, 2011	1,766,960	$15.84	5.65	$36,240
Granted	110,783	$20.72
Vested and settled	(969,815)			$20,189
Forfeited	(92,000)	$24.93

Outstanding at December 31, 2012	815,928	$22.32	3.09	$35,101
Granted	36,576	$35.79
Vested and settled	(522,762)	$21.16		$20,922
Forfeited	(21,316)	$25.73

Outstanding at December 31, 2013	308,426	$25.65	1.90	$10,906

The total fair value of shares that vested and settled during the years ended December 31, 2013, 2012 and 2011, were $11.1 million, $9.8 million and $0.6 million, respectively.

Share-Based Compensation Expense

Share-based compensation expense recognized by the Company is net of actual forfeitures as well as estimated forfeitures, which are estimated based on historical termination behavior. Share-based compensation expense of $13.0 million, $14.2 million and $5.2 million for the years ended December 31, 2013, 2012 and 2011, respectively, is included in salaries and benefits expense on the consolidated statements of comprehensive income (loss). The tax benefit recognized related to share-based compensation expense for the years ended December 31, 2013, 2012 and 2011 was $4.9 million, $5.4 million and $1.9 million, respectively. For unvested stock options, the Company had $12.7 million of total unrecognized compensation cost at December 31, 2013, which is expected to be recognized over a weighted-average period of 1.4 years. For RSUs, the Company had $4.0 million of total unrecognized compensation cost at December 31, 2013, which is expected to be recognized over a weighted-average period of 1.8 years.

On October 1, 2013, the Company and Charles E. Cauthen, the Company’s Executive Vice President and Chief Financial Officer, entered into a separation agreement, pursuant to which the vesting dates of certain stock options awarded to Mr. Cauthen would be accelerated. The acceleration of vesting dates for these awards was considered a Type III modification in accordance with the authoritative guidance for share-based compensation, and, as a result, the Company reversed all expense previously recorded for these awards and will record the incremental compensation expense over the new requisite service period. The total incremental compensation expense resulting from this modification was $3.0 million. The net effect to share-based compensation expense associated with these awards was $1.1 million for the year ended December 31, 2013, after considering the reversal of share-based compensation expense previously recorded in accordance with these awards’ original terms.